Events after the reporting period (Details) € / shares in Units, € in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 EUR (€) € / shares shares	Jul. 28, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt | $				$ 600	$ 2,766	$ 700	$ 2,766
Shares repurchased | shares				443,450		443,450		0
Purchase of treasury shares | $						$ 3
Issuance of preferred shares | Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	56,306,306	56,306,306
Preferred shares stated dividend rate	9.00%	9.00%
Price per share | € / shares		€ 4.44
Proceeds from share issuance	$ 260	€ 250
Share repurchase | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased | shares			2,000,000
Purchase of treasury shares | $			$ 12